Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2014
NET LOSS PER SHARE [Abstract]
Schedule of Computation of Basic and Diluted Net Loss Per Share
	Year ended December 31, 2012	Year ended December 31, 2013	Year ended December 31, 2014

Numerator:
Net loss	(9,491,138)	(34,427,734)	(10,727,642)
Denominator:
Weighted-average ordinary shares outstanding for basic calculation	4,901,279,176	4,728,185,434	4,746,324,022
Dilutive effect of potential ordinary shares	—	—	—
Weighted average ordinary shares outstanding for diluted calculation	4,901,279,176	4,728,185,434	4,746,324,022

Weighted-average ADS used in per basic ADS calculations	49,012,792	47,281,854	47,463,240
Dilutive effect of potential ADS	—	—	—
Weighted-average ADS used in per diluted ADS calculations	49,012,792	47,281,854	47,463,240

Loss per share — basic and diluted
Net loss per share — basic and diluted	(0.00)	(0.01)	(0.00)

Loss per ADS — basic and diluted
Net loss per ADS — basic and diluted	(0.19)	(0.73)	(0.23)